NOTES RELATED TO THE CONSOLIDATED STATEMENT OF INCOME (LOSS) - Summary of Reconciliation of the Effective Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Of Operating Income Loss [Abstract]
Net loss for the period	€ (53,797)	€ (73,300)	€ (62,659)
Theoretical tax expense or income	14,256	20,524	17,544
Current year loss not capitalized	(15,766)	(20,803)	(18,143)
Research tax credits	972	960	1,096
Share based compensation expense	(351)	(330)	(380)
Permanent differences	900	(350)	(117)
Other differences	(13)	(4)	1
Effective tax (loss) / income	€ (2)	€ (3)	€ 1